6. Acquisition (Details Narrative)	1 Months Ended	9 Months Ended
	Aug. 13, 2019 USD ($) shares	Mar. 31, 2020 USD ($) Integer	Mar. 31, 2019 USD ($)
Payment of note payable		$ 119,000	$ 0
Asset Purchase Agreement [Member] | Series B Preferred Stock [Member]
Stock issued for acquisition, shares | shares	1,833,000
Payment for acquisition	$ 50,000
Troy [Member]
Number of mining claims | Integer		78
Acreage of mining claims | Integer		4,800
Payment of note payable		$ 115,000
Note payable balance		$ 385,000